Responses to N-CEN for the year ended 9/30/18

Equity Funds

Item G.1.a.vi

Polices with respect to security investments

During the period covered by this report the First Investors Total Return Fund added investments in high yield securities as part of its principal investment strategies. The portion of the fund that is invested in high yield securities is managed by Muzinich & Co., Inc. The fund also disclosed that it may invest in exchange-traded funds. These changes were disclosed in the statutory prospectus dated January 31, 2018 for the Equity Funds which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 485(b) on January 29, 2018 (Accession No. 0000898432-18-000115), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Global Fund disclosed that it may invest in forward foreign currency contracts. This strategy was described in the statutory prospectus dated January 31, 2018 for the Equity Funds which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 485(b) on January 29, 2018 (Accession No. 0000898432-18-000115), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Growth & Income Fund disclosed that it will invest primarily in large size companies and made other changes to its investment strategies and risks to reflect the funds value investment approach. These changes were described in the statutory prospectus dated January 31, 2018 for the Equity Funds which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 485(b) on January 29, 2018 (Accession No. 0000898432-18-000115), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Growth & Income Fund changed its broad based index to the Russell 1000 Value Index. The change was described in a supplement dated March 14, 2018 to the Equity Funds Prospectus which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on March 14, 2018 (Accession No. 0000898432-18-000340), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Special Situations Fund changed its broad based index to the Russell 2000 Value Index. The change was described in a supplement dated March 14, 2018 to the Equity Funds Prospectus which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on March 14, 2018 (Accession No. 0000898432-18-000340), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Equity Income Fund changed its primary broad based securities index to the Russell 1000 Value Index from the S&P 500 Index. The change was described in a supplement dated May 4, 2018 to the First Investors Income and Equity Funds Prospectus which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on May 4, 2018 (Accession No. 0000898432-18-000602), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Total Return Fund disclosed that it normally invests at least 50% of its net assets in stocks and at least 30% in bonds, cash and money market instruments. The change was described in a supplement dated May 4, 2018 to the First Investors Income and Equity Funds Prospectus which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on May 4, 2018 (Accession No. 0000898432-18-000602), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the First Investors Global Fund disclosed that security selection within the fund is based on any one or more of the following characteristics: profitability; return on invested capital; relative valuation; risk/return profile; quality of assets; industry structure/dynamics; earnings growth as a result of positive changes; hidden or unappreciated value; quality of management and/or a strong business model. The disclosure was made in a supplement dated June 1, 2018 to the First Investors Income and Equity Funds Prospectus which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on June 1, 2018 (Accession No. 0000898432-18-000687), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

Item G.1.a.vi

Terms of new or amended securities

During the period covered by this report the Board of Trustees of the Equity Funds approved the creation of a new series, designated as the First Investors Premium Income Fund. A description of the Fund’s shares was contained in the Fund’s Prospectus and Statement of Additional Information dated April 2, 2018, which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 485(b) on March 28, 2018 (Accession No. 0000898432-18-000369), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the Board of Trustees of the Equity Funds, upon the recommendation of Foresters Investment Management Company, Inc., the investment adviser for the First Investors Funds, approved a plan to liquidate and terminate the First Investors Real Estate Fund, a series of the Equity Trust. Pursuant to the plan of liquidation, the Fund closed on September 22, 2018. The approval of the plan of liquidation was disclosed in a supplement dated May 18, 2018 to the First Investors Income and Equity Funds Prospectus and the First Investors Real Estate fund summary prospectus, which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on May 18, 2018 (Accession No. 0000898432-18-000623), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

During the period covered by this report the Board of Trustees of the First Investors Equity Funds, upon the recommendation of Foresters Investment Management Company, Inc., the investment adviser for the First Investors Funds, approved a plan to liquidate and terminate the First Investors Long Short Fund, a series of the Equity Trust. Pursuant to the plan of liquidation the Fund was closed on September 26, 2018. The approval of the plan of liquidation was disclosed in a supplement dated August 21, 2018 to the First Investors Income and Equity Funds Prospectus and the First Investors Long Short fund summary prospectus, which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 497 on August 22, 2018 (Accession No. 0000898432-18-000928), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

Item G.1.a.vi

Mergers

During the period covered by this report the Board of Trustees of the Income Trust approved an Agreement and Plan of Reorganization and Termination (the “Agreement”) pursuant to which the First Investors Balanced Income Fund, a series of the Income Trust, would be reorganized into the First Investors Total Return Fund, a series of the Equity Trust. Pursuant to the Agreement, and upon shareholder approval, the Balanced Income Fund reorganized into the Limited Duration Bond Fund on September 21, 2018. Approval of the Agreement was disclosed in supplements dated May 4, 2018 to the registration statement for the Income Funds and summary prospectus for First Investors Balanced Income Fund which were filed with the SEC via EDGAR pursuant to Rule 497 on May 4, 2018 (Accession No.0000898432-18-000597 and 0000898432-18-000598 respectively), and are hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN. The Agreement was filed with the Securities and Exchange Commission via EDGAR as part of the registration statement on Form N-14 filed pursuant to Rule 497 on August 1, 2018 (Accession No. 0000898432-18-000880), and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

Item G.1.a.vi

Exhibits

The Subadvisory Agreement among FIMCO, Ziegler Capital Management, LLC, First Investors Equity Funds and First Investors Life Series Funds is incorporated by reference to Post-Effective Amendment No. 112 to the Premium Income Fund Registration Statement, which was filed by the Equity Fund with the Securities and Exchange Commission via EDGAR pursuant to Rule 485(b) on March 28, 2018, (Accession No. 0000898432-18-000369) and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

The Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and First Investors Management Company, Inc., is incorporated by reference to Post-Effective Amendment No. 112 to the Premium Income Funds Registration Statement, which was filed by the Equity Funds with the Securities and Exchange Commission via EDGAR pursuant to Rule 485(b) on March 28, 2018, (Accession No. 0000898432-18-000369) and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.

The Amended Subadvisory Agreement FIMCO, Muzinich & Co, Inc., the First Investors Income Funds, the First Investors Equity Funds and the First Investors Life Series Funds is filed as an exhibit to the registration statement for the Income Funds dated January 31, 2018, which was filed with the Securities and Exchange Commission via EDGAR pursuant to Rule 485(b) on January 29, 2018 (Accession No. 0000898432-18-000114) and is hereby incorporated by reference as part of the response to Item G.1.a.vi of Form N-CEN.